Secured Note Common Stock Warrants - Additional Information (Detail) (USD $)	0 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended
	Mar. 22, 2010	Mar. 31, 2014	Mar. 31, 2011	Mar. 31, 2011 September 2010 ESOP [Member]	Mar. 31, 2011 March 2011 ESOP [Member]	Mar. 22, 2010 Capital Units [Member] Unit	Mar. 22, 2010 Capital Units [Member] Unit	Mar. 31, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
Secured notes and warrants issued						310,000	310,000
Each secured note face value	$ 1,000
Common shares called by each warrant	1.9439
Common stock purchased	602,614	602,741	602,741
Exercise price of warrants	0.01
Expiry date	Mar. 15, 2017							Mar. 15, 2017	Mar. 05, 2017
Warrant exercisable date										Mar. 22, 2011	Mar. 22, 2011
Estimated fair value share price				$ 26.65	$ 27.15			$ 34.50	$ 34.50	$ 34.50	$ 34.50
Initial fair value of the secured note warrants								$ 20,800,000	$ 20,800,000	$ 20,800,000	$ 20,800,000